SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
Segmented Information

8. SEGMENTED INFORMATION

The Company operates in one operating segment, being the acquisition, exploration and development of mineral properties. Geographic segmentation of the Company’s non-current assets is as follows:

	December 31, 2021
	Canada	USA	Mongolia	Bolivia	Total
Reclamation deposits	$-	$-	$21,055	$-	$21,055
Equipment	5,111	-	7,391	28,533	41,035
Mineral properties	-	-	-	21,134,876	21,134,876
	$5,111	$-	$28,446	$21,163,409	$21,196,966

	December 31, 2020
	Canada	USA	Mongolia	Bolivia	Total
Reclamation deposits	$-	$-	$21,055	$-	$21,055
Equipment	9,729	80,401	2,790	60,880	153,800
Mineral properties	-	13,290,081	-	18,516,513	31,806,594
	$9,729	$13,370,482	$23,845	$18,577,393	$31,981,449

	December 31, 2020
	Canada	USA	Mongolia	Bolivia	Total
Reclamation deposits	$-	$-	$21,055	$-	$21,055
Equipment	12,005	89,826	35,721	21,932	159,484
Mineral properties	-	8,600,658	-	15,182,226	23,782,884
	$12,005	$8,690,484	$56,776	$15,204,158	$23,963,423